Finance Costs, Net - Components of Finance Costs (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Material income and expense [abstract]
Net losses (gains) due to changes in foreign currency exchange rates	$ 51	$ (57)
Other	4	12
Other finance costs (income)	$ 55	$ (45)